Taxes On Income (Schedule Of Income (Loss) Before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Domestic	$ (46,207)	$ (35,797)	$ 12,369
Foreign	24,017	(15,598)	2,871
Income (loss) before taxes	$ (22,190)	$ (51,395)	$ 15,240